MAXIM SERIES FUND, INC.
8515 East Orchard Road
Greenwood Village, CO 80111

January 14, 2010

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	Maxim Series Fund, Inc.
Post-Effective Amendment No. 102 to Registration Statement on Form N-1A
File Nos. 2-75503, 811-03364

Commissioners:

Filed herewith is post-effective amendment no. 102 (“Amendment No. 102”) to the above referenced registration statement filed on behalf of Maxim  Series Fund, Inc. (the “Fund”) pursuant to Rule 485(a)(1) under the Securities Act of 1933.

Amendment No. 102 contains the Prospectuses relating to the following series of the Registrant:

•	Maxim Janus Large Cap Growth Portfolio;
•	Maxim Invesco ADR Portfolio;
•	Maxim Bond Index Portfolio;
•	Maxim SecureFoundation Balanced Portfolio – Classes G and G1; and
•
Maxim Profile I Portfolios (Maxim Conservative Profile I Portfolio, Maxim Moderately Conservative Profile I Portfolio, Maxim Moderate Profile I Portfolio, Maxim Moderately Aggressive Profile I Portfolio, Maxim Aggressive Profile I Portfolio).

Registrant is filing Amendment No. 102 as part of the 2010 annual update of the registration statement.  Amendment No. 102 does not update or amend the current Prospectuses for the Registrant’s other series or classes or the Statement of Additional Information relating to all series and classes.

Please direct any question or comment regarding Amendment No. 102 to me at (303) 737-4675, or to Ann Furman or Chip Lunde at Jorden Burt LLP, (202) 965-8130 and (202) 965-8139, respectively.

Very truly yours,

/s/ Ryan L. Logsdon

Ryan L. Logsdon
Assistant Vice President & Counsel
Great-West Life & Annuity Insurance Company

Enclosures

cc:           Patrick F. Scott, Office of Insurance Products, Division of Investment Management
Ann B. Furman, Esq.
Chip Lunde, Esq.